Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
16.	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2019, 2018 and 2017, respectively:

	For the Years Ended December 31,
	2019	2018	2017
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$23,526,400	$(94,812,783)	$(55,469,673)
Net Loss from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders	$(3,319,618)	$(4,076,418)	$(2,092,051)
Net income (loss) from discontinued operations, net of income tax	$26,846,018	$(90,736,365)	$(53,377,622)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	24,380,051	17,343,763

Earnings per share
Net loss per share from continuing operations - Basic and Diluted	$(0.13)	$(0.17)	$(0.12)
Net earnings (loss) per share from discontinued operations - Basic and Diluted	$1.06	$(3.72)	$(3.08)

Basic loss per share to the ordinary shareholders are computed by dividing the net loss attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended December 31, 2019, 2018 and 2017. The number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.